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Matthew A. Brunmeier
T +1 312 845 1376
matthew.brunmeier@ropesgray.com

February 22, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Convertible Opportunities and Income Fund (File Nos. 333-229042, 811-21080) (the “Registrant”)

Ladies and Gentleman:

On behalf of the Registrant, we are filing today, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Amendment”). This Amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, filing exhibits, completing open information and to make certain other non-material changes. This Amendment has been marked to indicate changes made from the Trust’s initial Registration Statement on Form N-2, filed on December 27, 2018.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $12,120.00 to the designated lockbox at U.S. Bank in St. Louis, Missouri to register the additional $100,000,000 of common shares. The $12,120.00 amount excludes $121.20 previously paid with the initial registration statement on December 27, 2018 to register $1,000,000 of common shares.

Very truly yours,

/s/ Matthew A. Brunmeier
Matthew A. Brunmeier

cc: John P. Calamos, Sr.
J. Christopher Jackson, Esq.
Paulita Pike, Esq.
Jeremy Smith, Esq.